Segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Results by Segment	Results by segment[3]
For the year ended 31 December

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2023	£m	£m	£m	£m	£m
Net interest income/(expense)	3,716	156	841	(55)	4,658
Non-interest income/(expense)	182	192	135	(71)	438
Total operating income/(expense)	3,898	348	976	(126)	5,096
Operating expenses before credit impairment charges, provisions and charges	(1,813)	(141)	(351)	(151)	(2,456)
Credit impairment charges	(149)	(15)	(40)	(1)	(205)
Provisions for other liabilities and charges	(233)	(18)	(15)	(69)	(335)
Total operating credit impairment charges, provisions and charges	(382)	(33)	(55)	(70)	(540)
Profit/(loss) from continuing operations before tax	1,703	174	570	(347)	2,100

Revenue from external customers	3,597	663	712	124	5,096
Inter-segment revenue/(expense)	301	(315)	264	(250)	—
Total operating income/(expense)	3,898	348	976	(126)	5,096

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	493	—	49	—	542
–Insurance, protection and investments	47	—	—	—	47
–Credit cards	94	—	—	—	94
–Non-banking and other fees(2)	3	25	79	14	121
Total fee and commission income	637	25	128	14	804
Fee and commission expense	(458)	(6)	(11)	(26)	(501)
Net fee and commission income/(expense)	179	19	117	(12)	303

Customer loans	179,887	5,228	17,939	—	203,054
Customer deposits	158,329	—	24,066	5,050	187,445

Average number of full-time equivalent staff	16,330	816	2,376	24	19,546
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Total assets and total liabilities are no longer included in reports provided to the chief operating decision maker.

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2022	£m	£m	£m	£m	£m
Net interest income/(expense)	3,671	180	580	(6)	4,425
Non-interest income/(expense)	209	195	146	(19)	531
Total operating income	3,880	375	726	(25)	4,956
Operating expenses before credit impairment charges, provisions and charges	(1,682)	(144)	(342)	(175)	(2,343)
Credit impairment charges	(262)	(27)	(31)	—	(320)
Provisions for other liabilities and charges	(394)	(6)	(8)	(11)	(419)
Total operating credit impairment charges, provisions and charges	(656)	(33)	(39)	(11)	(739)
Profit/(loss) from continuing operations before tax	1,542	198	345	(211)	1,874

Revenue/(expense) from external customers	4,109	513	732	(398)	4,956
Inter-segment revenue/(expense)	(229)	(138)	(6)	373	—
Total operating income/(expense)	3,880	375	726	(25)	4,956

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	502	—	60	—	562
–Insurance, protection and investments	78	—	—	—	78
–Credit cards	95	—	—	—	95
–Non-banking and other fees(2)	2	20	77	5	104
Total fee and commission income	677	20	137	5	839
Fee and commission expense	(478)	(5)	(18)	(8)	(509)
Net fee/(expense) and commission income	199	15	119	(3)	330

31 December 2022
Customer loans	191,836	5,384	18,518	—	215,738
Customer deposits	161,748	—	24,798	3,365	189,911

Average number of full-time equivalent staff	15,212	531	2,336	44	18,123

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2021	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	3,356	233	397	—	(37)	3,949
Non-interest income	205	178	112	—	55	550
Total operating income	3,561	411	509	—	18	4,499
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,701)	(163)	(365)	—	(281)	(2,510)
Credit impairment (charges)/write-backs	98	33	90	—	12	233
Provisions for other liabilities and charges	(185)	4	(34)	—	(162)	(377)
Total operating credit impairment (charges)/write-backs, provisions and charges	(87)	37	56	—	(150)	(144)
Profit/(loss) from continuing operations before tax	1,773	285	200	—	(413)	1,845

Revenue from external customers	4,010	489	619	—	(619)	4,499
Inter-segment revenue	(449)	(78)	(110)	—	637	—
Total operating income	3,561	411	509	—	18	4,499

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	428	—	50	—	—	478
–Insurance, protection and investments	67	—	—	—	—	67
–Credit card fees	73	—	—	—	—	73
–Non-banking and other fees(2)	2	10	62	—	5	79
Total fee and commission income	570	10	112	—	5	697
Fee and commission expense	(380)	—	(22)	—	(9)	(411)
Net fee and commission income	190	10	90	—	(4)	286

Customer loans	183,023	4,984	19,281	—	—	207,288
Customer deposits	156,991	—	26,466	—	2,758	186,215

Average number of full-time equivalent staff	16,149	670	2,281	528	76	19,704
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Total assets and total liabilities are no longer included in reports provided to the chief operating decision maker.
The table below shows the relationships between Customer assets and Loans and advances to customers as presented in the Consolidated Balance Sheet.
Customer assets exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Consolidated Balance Sheet.

	Assets		Liabilities
	2023	2022	2023	2022
	£m	£m	£m	£m
Customer balances (gross)	203,054	215,738	187,445	189,911
Loan loss allowance	(914)	(931)	—	—
Customer balances (net)	202,140	214,807	187,445	189,911
Intercompany balances	4,544	4,161	2,825	5,981
Accrued interest	739	649	830	230
Other items	12	99	(250)	(554)
Loans and advances to customers / Deposits by customers	207,435	219,716	190,850	195,568

Summary Of Relationship Between Customer Liabilities and Deposits	The table below shows the relationships between Customer assets and Loans and advances to customers as presented in the Consolidated Balance Sheet.
Customer assets exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Consolidated Balance Sheet.

	Assets		Liabilities
	2023	2022	2023	2022
	£m	£m	£m	£m
Customer balances (gross)	203,054	215,738	187,445	189,911
Loan loss allowance	(914)	(931)	—	—
Customer balances (net)	202,140	214,807	187,445	189,911
Intercompany balances	4,544	4,161	2,825	5,981
Accrued interest	739	649	830	230
Other items	12	99	(250)	(554)
Loans and advances to customers / Deposits by customers	207,435	219,716	190,850	195,568